Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 32.4%
Argentina - 0.9%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 2,925,000	$ 2,398,500
YPF SA
6.95%, 07/21/2027 (B)	510,000	313,650
8.50%, 03/23/2025 (B)	1,460,000	1,197,200

		3,909,350

Bermuda - 1.6%
Digicel Group 0.5, Ltd.
PIK Rate 10.00%, Cash Rate 8.00%, 04/01/2024 (C)	1,977,080	1,858,455
Digicel, Ltd.
6.75%, 03/01/2023 (A)	3,770,000	3,105,537
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030 (A)	2,010,000	2,088,893

		7,052,885

Brazil - 1.6%
Banco do Brasil SA
Fixed until 04/15/2024 (D), 6.25% (A) (E)	900,000	895,500
Banco do Estado do Rio Grande do SUL SA
Fixed until 01/28/2026, 5.38% (E), 01/28/2031 (A)	1,090,000	1,085,095
BRF SA
4.88%, 01/24/2030 (A)	1,195,000	1,269,317
5.75%, 09/21/2050 (A)	1,200,000	1,263,000
Oi SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (C)	1,475,000	1,532,525
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (F) (G)	1,900,000	1,399,236

		7,444,673

Canada - 0.4%
First Quantum Minerals, Ltd.
6.88%, 10/15/2027 (A) (H)	1,735,000	1,871,510

Cayman Islands - 3.0%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,225,000	1,441,982
CSN Islands XII Corp.
7.00%, 03/23/2021 (B) (D)	2,090,000	2,041,721
ENN Energy Holdings, Ltd.
2.63%, 09/17/2030 (A)	1,400,000	1,405,808
JD.com, Inc.
4.13%, 01/14/2050	1,900,000	2,056,881
Lima Metro Line 2 Finance, Ltd.
4.35%, 04/05/2036 (A)	2,450,000	2,691,325
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (B)	480,081	466,884
Tencent Holdings, Ltd.
2.39%, 06/03/2030 (A)	1,560,000	1,574,071
Vale Overseas, Ltd.
6.88%, 11/21/2036	1,265,000	1,812,808

		13,491,480

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile - 0.5%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/2029 (A)	$ 1,000,000	$ 1,077,583
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030 (A) (H)	1,140,000	1,275,849

		2,353,432

Colombia - 0.5%
Ecopetrol SA
6.88%, 04/29/2030	900,000	1,120,500
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (A)	980,000	1,042,230

		2,162,730

Ecuador - 0.3%
Petroamazonas EP
4.63%, 12/06/2021 (A)	1,307,148	1,200,145
4.63%, 12/06/2021 (B)	101,133	93,549

		1,293,694

Guatemala - 0.2%
Banco Industrial SA
Fixed until 01/29/2026, 4.88% (E), 01/29/2031 (A)	810,000	828,225

India - 1.2%
Adani Electricity Mumbai, Ltd.
3.95%, 02/12/2030 (A)	1,250,000	1,312,579
Adani Ports & Special Economic Zone, Ltd. 4.20%, 08/04/2027 (A)	1,400,000	1,526,184
Muthoot Finance, Ltd.
4.40%, 09/02/2023 (A)	840,000	853,662
6.13%, 10/31/2022 (A)	1,780,000	1,858,231

		5,550,656

Indonesia - 1.4%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	675,000	737,437
4.25%, 05/05/2025 (B)	1,070,000	1,168,975
5.38%, 05/05/2045 (A)	1,500,000	1,800,000
Pertamina Persero PT
5.63%, 05/20/2043 (A)	2,250,000	2,756,250

		6,462,662

Ireland - 0.2%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	495,000	526,989
7.50%, 10/15/2026 (A)	335,000	354,353

		881,342

Isle of Man - 0.5%
Sasol Financing International, Ltd.
4.50%, 11/14/2022	2,075,000	2,111,147

Israel - 0.8%
ICL Group, Ltd.
6.38%, 05/31/2038 (B) (H)	265,000	349,800
6.38%, 05/31/2038 (B)	1,035,000	1,366,200
Leviathan Bond, Ltd.
6.75%, 06/30/2030 (B)	1,890,000	2,148,514

		3,864,514

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.6%
Galaxy Pipeline Assets Bidco, Ltd.
1.75%, 09/30/2027 (A)	$ 1,465,000	$ 1,481,069
2.63%, 03/31/2036 (A)	1,360,000	1,373,078

		2,854,147

Luxembourg - 1.8%
Amaggi Luxembourg International SARL 5.25%, 01/28/2028 (A)	2,370,000	2,406,925
FEL Energy VI SARL 5.75%, 12/01/2040 (A)	960,000	998,880
Kenbourne Invest SA
4.70%, 01/22/2028 (A) (H)	570,000	576,612
6.88%, 11/26/2024 (A)	1,830,000	1,975,942
Mexico Remittances Funding Fiduciary Estate Management SARL 4.88%, 01/15/2028 (A)	1,040,000	1,062,880
Movida Europe SA
5.25%, 02/08/2031 (A) (I)	1,090,000	1,086,250

		8,107,489

Mexico - 6.0%
Banco Mercantil del Norte SA
Fixed until 06/27/2029 (D), 7.50% (A) (E)	1,855,000	2,031,225
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.38%, 04/17/2025 (A)	600,000	686,670
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88%(E), 09/13/2034 (A)	1,350,000	1,512,000
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	1,510,000	1,626,738
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (D), 5.95% (A) (E)	2,300,000	2,457,690
Industrias Penoles SAB de CV 4.75%, 08/06/2050 (A) (H)	1,365,000	1,539,379
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (A)	1,590,000	1,697,325
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	1,755,000	1,761,055
Petroleos Mexicanos
6.38%, 01/23/2045	3,715,000	3,198,615
6.49%, 01/23/2027	1,900,000	1,954,625
7.19%, 09/12/2024 (B)	MXN 61,000,000	2,720,502
7.69%, 01/23/2050	$ 4,375,000	4,136,475
Unifin Financiera SAB de CV
9.88%, 01/28/2029 (A)	1,570,000	1,576,672

		26,898,971

Multi-National - 0.3%
GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026 (A)	1,200,000	1,257,864

Netherlands - 3.1%
Braskem Finance BV
4.50%, 01/31/2030 (A)	1,430,000	1,453,237
Fixed until 10/24/2025, 8.50% (E), 01/23/2081 (A)	730,000	806,657
IHS Holdco BV
8.00%, 09/18/2027 (A)	1,985,000	2,126,431

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Minejesa Capital BV
5.63%, 08/10/2037 (B)	$ 400,000	$ 439,728
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (A)	3,045,000	3,088,517
MV24 Capital BV
6.75%, 06/01/2034 (A)	780,714	849,612
Petrobras Global Finance BV 6.75%, 06/03/2050	895,000	1,047,231
Prosus NV
3.68%, 01/21/2030 (A)	1,200,000	1,295,338
3.83%, 02/08/2051 (A)	1,040,000	1,007,355
4.03%, 08/03/2050 (A)	1,000,000	996,471
Teva Pharmaceutical Finance III BV
2.80%, 07/21/2023	1,110,000	1,100,454

		14,211,031

Nigeria - 0.3%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	1,260,000	1,297,800

Northern Mariana Islands - 0.3%
Azure Power Solar Energy Pvt, Ltd.
5.65%, 12/24/2024 (A)	1,350,000	1,437,008

Panama - 0.5%
Banistmo SA
4.25%, 07/31/2027 (A)	2,000,000	2,120,000

Republic of South Africa - 0.4%
Eskom Holdings SOC, Ltd.
7.50%, 09/15/2033, MTN	ZAR 34,000,000	1,673,258

Saudi Arabia - 1.4%
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A) (H)	$ 465,000	473,472
3.50%, 11/24/2070 (A)	1,740,000	1,693,209
4.25%, 04/16/2039, MTN (B)	1,850,000	2,120,564
4.38%, 04/16/2049 (A)	1,620,000	1,905,448

		6,192,693

Singapore - 1.0%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039 (A)	1,690,200	2,041,762
Medco Bell Pte, Ltd.
6.38%, 01/30/2027 (A)	2,500,000	2,532,525

		4,574,287

Turkey - 1.4%
QNB Finansbank AS
6.88%, 09/07/2024 (A)	1,490,000	1,631,550
TC Ziraat Bankasi AS
5.38%, 03/02/2026 (A) (I)	1,030,000	1,030,105
Turk Telekomunikasyon AS
6.88%, 02/28/2025 (A) (H)	1,070,000	1,182,350
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/2026 (A) (H)	1,350,000	1,394,550
Yapi VE Kredi Bankasi AS
Fixed until 01/22/2026, 7.88% (E), 01/22/2031 (A)	1,070,000	1,095,920

		6,334,475

United Arab Emirates - 0.8%
Acwa Power Management & Investments One, Ltd.
5.95%, 12/15/2039 (A)	1,800,000	2,139,840

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Arab Emirates (continued)
Oztel Holdings SPC, Ltd.
5.63%, 10/24/2023 (A)	$ 695,000	$ 735,901
6.63%, 04/24/2028 (A)	590,000	643,122

		3,518,863

United Kingdom - 0.7%
Fresnillo PLC
4.25%, 10/02/2050 (A)	665,000	707,893
Tullow Oil PLC
6.25%, 04/15/2022 (B)	1,500,000	1,214,062
Vedanta Resources Finance II PLC
13.88%, 01/21/2024 (A) (H)	1,160,000	1,248,160

		3,170,115

United States - 0.6%
Gran Tierra Energy, Inc.
7.75%, 05/23/2027 (A)	880,000	607,209
Kosmos Energy, Ltd.
7.13%, 04/04/2026 (A) (H)	1,270,000	1,266,825
MercadoLibre, Inc.
3.13%, 01/14/2031	780,000	783,424

		2,657,458

Venezuela - 0.1%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (B) (F) (G)	3,870,000	145,125
8.50%, 10/27/2049 (B) (J)	1,945,000	466,800

		611,925

Total Corporate Debt Securities (Cost $140,843,104)		146,195,684

FOREIGN GOVERNMENT OBLIGATIONS - 59.8%
Angola - 1.5%
Angola Government International Bond
9.38%, 05/08/2048 (A)	3,340,000	3,306,199
9.50%, 11/12/2025 (B) (H)	3,450,000	3,661,485

		6,967,684

Argentina - 2.7%
Argentina Republic Government International Bond
0.13% (K), 07/09/2030 - 01/09/2038	33,847,533	12,370,374

Belarus - 0.4%
Republic of Belarus International Bond
6.88%, 02/28/2023 (B)	1,800,000	1,871,784

Brazil - 2.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 10,865,000	2,317,466
Series F,
10.00%, 01/01/2023 - 01/01/2029	46,530,000	9,459,423

		11,776,889

Cayman Islands - 0.3%
Sharjah Sukuk Program, Ltd.
3.23%, 10/23/2029 (B)	$ 1,500,000	1,567,470

Chile - 1.4%
Bonos de la Tesoreria de la Republica EN pesos
4.70%, 09/01/2030 (B)	CLP 2,700,000,000	4,411,875
Chile Government International Bond
3.10%, 01/22/2061	$ 1,870,000	1,894,329

		6,306,204

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 3.1%
Colombia Government International Bond 3.88%, 04/25/2027	$ 1,560,000	$ 1,716,000
Colombia TES
5.75%, 11/03/2027	COP 7,618,600,000	2,265,200
6.00%, 04/28/2028	6,298,400,000	1,881,624
Series B,
6.25%, 11/26/2025	17,039,800,000	5,287,062
7.25%, 10/18/2034	9,828,200,000	3,025,179

		14,175,065

Costa Rica - 0.3%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	$ 1,490,000	1,460,200

Cote d’Ivoire - 0.8%
Ivory Coast Government International Bond
6.88%, 10/17/2040 (A)	EUR 2,605,000	3,553,424

Dominican Republic - 1.0%
Dominican Republic International Bond
5.30%, 01/21/2041 (A)	$ 2,055,000	2,121,787
5.88%, 01/30/2060 (A)	2,400,000	2,512,800

		4,634,587

Ecuador - 0.1%
Ecuador Government International Bond
0.50% (K), 07/31/2035 (B)	820,000	373,100

Egypt - 1.4%
Egypt Government International Bond
7.50%, 01/31/2027 (A)	3,115,000	3,601,719
8.88%, 05/29/2050 (A)	2,300,000	2,601,944

		6,203,663

El Salvador - 0.9%
El Salvador Government International Bond
7.75%, 01/24/2023 (A) (H)	1,120,000	1,128,400
8.25%, 04/10/2032 (A)	2,115,000	2,142,495
8.63%, 02/28/2029 (B)	750,000	774,375

		4,045,270

Gabon - 0.5%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	1,985,000	2,074,325

Ghana - 0.5%
Ghana Government International Bond
7.88%, 03/26/2027 (A)	1,000,000	1,096,100
8.95%, 03/26/2051 (A)	1,070,000	1,091,657

		2,187,757

Indonesia - 5.4%
Indonesia Government International Bond
4.35%, 01/08/2027 (A)	4,000,000	4,622,960
4.63%, 04/15/2043 (A)	3,500,000	4,204,097
4.75%, 01/08/2026 - 07/18/2047 (A)	2,895,000	3,433,484

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 8,330,000,000	$ 628,615
8.25%, 05/15/2036	35,691,000,000	2,842,637
8.38%, 03/15/2034	103,973,000,000	8,392,392

		24,124,185

Malaysia - 3.0%
Malaysia Government Bond
2.63%, 04/15/2031	MYR 8,269,000	2,029,541
3.76%, 05/22/2040	5,867,000	1,489,921
3.83%, 07/05/2034	10,228,000	2,662,746
4.89%, 06/08/2038	15,001,000	4,278,771
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,278,400

		13,739,379

Mexico - 5.3%
Mexico Bonos
7.50%, 06/03/2027	MXN 104,597,100	5,833,945
Series M,
8.50%, 05/31/2029	107,440,000	6,397,866
10.00%, 11/20/2036	18,750,000	1,263,885
Mexico Government International Bond
1.35%, 09/18/2027	EUR 1,100,000	1,379,357
2.13%, 10/25/2051	2,190,000	2,414,231
4.75%, 04/27/2032	$ 2,795,000	3,256,175
5.75%, 10/12/2110, MTN	2,700,000	3,337,902

		23,883,361

Oman - 0.6%
Oman Government International Bond
6.25%, 01/25/2031 (A) (H)	1,480,000	1,568,847
7.00%, 01/25/2051 (A) (H)	930,000	939,858

		2,508,705

Panama - 1.3%
Panama Government International Bond
2.25%, 09/29/2032	2,925,000	2,949,863
3.75%, 03/16/2025	1,000,000	1,100,510
3.87%, 07/23/2060	1,820,000	2,022,948

		6,073,321

Peru - 2.1%
Peru Government International Bond
1.86%, 12/01/2032 (H)	1,900,000	1,878,150
2.39%, 01/23/2026	3,980,000	4,208,850
6.35%, 08/12/2028 (A)	PEN 9,689,000	3,340,196

		9,427,196

Poland - 0.5%
Republic of Poland Government Bond
1.25%, 10/25/2030	PLN 7,867,000	2,122,901

Qatar - 1.1%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 1,375,000	1,511,922
3.75%, 04/16/2030 (A)	1,920,000	2,234,112
4.40%, 04/16/2050 (A)	840,000	1,074,318

		4,820,352

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 1.2%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	$ 2,478,196
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,735,333

		5,213,529

Republic of South Africa - 1.8%
Republic of South Africa Government Bond
10.50%, 12/21/2026	ZAR 75,365,119	5,891,684
Series 2030,
8.00%, 01/31/2030	35,542,200	2,242,873

		8,134,557

Romania - 2.3%
Romania Government International Bond
5.00%, 02/12/2029	RON 12,160,000	3,557,550
3.62%, 05/26/2030 (A)	EUR 760,000	1,097,387
5.13%, 06/15/2048 (A)	$ 2,440,000	3,032,578
3.38%, 01/28/2050, MTN (B)	EUR 1,855,000	2,533,089

		10,220,604

Russian Federation - 4.3%
Russian Federal Bond - OFZ
7.10%, 10/16/2024	RUB 396,304,000	5,553,425
7.40%, 12/07/2022	191,035,000	2,650,311
7.65%, 04/10/2030	132,490,000	1,928,948
7.70%, 03/23/2033	288,579,000	4,194,462
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 (B)	$ 2,600,000	2,996,906
4.75%, 05/27/2026 (B)	1,600,000	1,839,680

		19,163,732

Saudi Arabia - 3.0%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 - 10/22/2030 (A)	5,760,000	6,300,200
4.63%, 10/04/2047 (A)	6,090,000	7,293,384

		13,593,584

Supranational - 1.0%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	1,750,000	1,911,210
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (B)	2,600,000	2,681,224

		4,592,434

Turkey - 5.2%
Turkey Government Bond
10.50%, 08/11/2027	TRY 24,924,971	3,089,542
11.00%, 02/24/2027	16,128,000	2,035,493
11.70%, 11/13/2030	26,338,872	3,425,556
12.40%, 03/08/2028	17,899,000	2,406,999
13.90%, 11/09/2022	19,395,000	2,637,333
Turkey Government International Bond
5.88%, 06/26/2031	$ 3,930,000	4,002,941
6.38%, 10/14/2025	5,530,000	5,988,990

		23,586,854

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 2.1%
Ukraine Government International Bond
Zero Coupon (E), 05/31/2040 (B)	$ 4,140,000	$ 4,667,850
7.75%, 09/01/2024 (B)	4,185,000	4,616,858

		9,284,708

United Arab Emirates - 1.3%
Abu Dhabi Government International Bond
2.50%, 04/16/2025 (A) (H)	1,500,000	1,597,500
Finance Department Government of Sharjah
4.00%, 07/28/2050 (A)	4,200,000	4,236,876

		5,834,376

United Kingdom - 0.4%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (B)	1,498,000	1,625,005

Uruguay - 0.0% (L)
Uruguay Government International Bond
4.38%, 12/15/2028	UYU 6,214	173

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 05/07/2023 (B) (F) (G)	$ 9,260,000	856,550
9.25%, 09/15/2027 (J)	6,070,000	561,475
11.95%, 08/05/2031 (B) (J)	5,565,000	514,762

		1,932,787

Total Foreign Government Obligations (Cost $267,214,748)		269,449,539

	Shares	Value
COMMON STOCK - 0.1%
Canada - 0.1%
Frontera Energy Corp.	93,356	272,441

Total Common Stock (Cost $5,390,007)		272,441

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (M)	8,800,535	8,800,535

Total Other Investment Company (Cost $8,800,535)		8,800,535

Principal	Value
REPURCHASE AGREEMENT - 3.0%

Fixed Income Clearing Corp., 0.00% (M), dated 01/29/2021, to be repurchased at $13,381,687 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.50% - 2.63%, due 02/28/2023, and with a total value of $13,649,326.

$ 13,381,687	$ 13,381,687

Total Repurchase Agreement (Cost $13,381,687)	13,381,687

Total Investments (Cost $435,630,081)	438,099,886
Net Other Assets (Liabilities) - 2.7%	12,060,463

Net Assets - 100.0%	$ 450,160,349

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/26/2021	CZK	129,490,448	USD	5,997,844	$40,398	$—
BCLY	02/26/2021	HUF	1,798,002,905	USD	6,018,823	91,055	—
BCLY	02/26/2021	PLN	10,645,151	USD	2,826,975	31,574	—
JPM	02/02/2021	USD	17,585,880	BRL	95,453,008	140,844	—
JPM	02/02/2021	BRL	95,453,008	USD	17,764,655	—	(319,618)
JPM	02/08/2021	USD	2,169,500	KRW	2,390,789,000	32,177	—
JPM	02/08/2021	KRW	4,668,653,287	USD	4,312,047	—	(138,354)
JPM	02/26/2021	USD	4,326,466	ZAR	66,227,375	—	(36,820)
JPM	03/02/2021	BRL	31,354,432	USD	5,765,166	—	(39,455)
MSCS	02/16/2021	USD	3,216,038	RUB	237,981,988	76,950	—
MSCS	02/26/2021	COP	7,810,647,642	USD	2,175,062	11,365	—
MSCS	02/26/2021	MXN	94,507,663	USD	4,650,825	—	(52,654)
TDB	02/26/2021	USD	8,467,926	EUR	7,011,440	—	(45,309)

Total						$424,363	$(632,210)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	61.5%	$269,449,539
Oil, Gas & Consumable Fuels	9.8	42,936,923
Electric Utilities	3.4	14,692,779
Banks	3.3	14,310,840
Metals & Mining	2.7	11,698,290
Internet & Direct Marketing Retail	1.7	7,581,451
Food Products	1.7	7,396,932
Wireless Telecommunication Services	1.5	6,671,374
Diversified Telecommunication Services	1.3	5,820,412
Marine	1.0	4,556,024
Chemicals	0.9	3,975,894
Road & Rail	0.9	3,967,174
Transportation Infrastructure	0.7	3,287,239
Consumer Finance	0.6	2,711,893
Diversified Financial Services	0.6	2,639,552
Professional Services	0.5	2,139,840
Construction & Engineering	0.5	2,126,431
Energy Equipment & Services	0.4	1,903,892
Beverages	0.4	1,626,738
Interactive Media & Services	0.4	1,574,071
Gas Utilities	0.3	1,405,808
Diversified Consumer Services	0.3	1,257,864
Pharmaceuticals	0.3	1,100,454
Specialty Retail	0.2	1,086,250

Investments	94.9	415,917,664
Short-Term Investments	5.1	22,182,222

Total Investments	100.0%	$438,099,886

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Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$146,195,684	$—	$146,195,684
Foreign Government Obligations	—	269,449,539	—	269,449,539
Common Stock	272,441	—	—	272,441
Other Investment Company	8,800,535	—	—	8,800,535
Repurchase Agreement	—	13,381,687	—	13,381,687

Total Investments	$9,072,976	$429,026,910	$—	$438,099,886

Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$424,363	$—	$424,363

Total Other Financial Instruments	$—	$424,363	$—	$424,363

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(632,210)	$—	$(632,210)

Total Other Financial Instruments	$—	$(632,210)	$—	$(632,210)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $186,069,200, representing 41.3% of the Fund’s net assets.
(B)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $51,245,287, representing 11.4% of the Fund’s net assets.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the total value of such securities is $2,400,911, representing 0.5% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,212,595, collateralized by cash collateral of $8,800,535 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,729,428. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the total value of such securities is $1,543,037, representing 0.3% of the Fund’s net assets.
(K)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Rates disclosed reflect the yields at January 31, 2021.
(N)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

CURRENCY ABBREVIATIONS (continued):

USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Funds	Page 9

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 10